Contingent liabilities and financial commitments - Tax Disputes - Additional Information (Details) ৳ in Millions, £ in Millions, R$ in Millions, ₩ in Billions	12 Months Ended
	Dec. 31, 2023 GBP (£) Case	Dec. 31, 2023 BDT (৳)	Dec. 31, 2022 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 BDT (৳)	Dec. 31, 2015	Dec. 31, 2023 BRL (R$) Case	Oct. 31, 2023 Case judge	Aug. 23, 2019 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 KRW (₩)
Disclosure Of Commitments And Contingencies [Line Items]
Provided in respect of the year			£ 845
Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Reassessment, statute of limitation period						5 years
Cases with tied decisions | Case								3
Number of class actions in lawsuit | Case								4
Number of judges | judge								5
Brazil | Tax reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount	£ 186						R$ 1,152
Brazil | Tax reassessment | Souza Cruz
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount	£ 283						R$ 1,750
Number of class actions in lawsuit | Case	2						2
Netherlands | Legal proceedings provision
Disclosure Of Commitments And Contingencies [Line Items]
Provided in respect of the year	£ 70
Other provisions	145
Netherlands | Tax reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount	1,148
Netherlands | Tax reassessment | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount	7
Netherlands | Tax reassessment | Case 2
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount	182
Netherlands | Tax reassessment | Case 3
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount	959
Netherlands | Tax reassessment, fine | Case 3
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount	108
Netherlands | Tax reassessment, reduced fine | Case 3
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount	92
Bangladesh | Tax assessment | BAT Bangladesh | Large Taxpayers Unit (LTU)
Disclosure Of Commitments And Contingencies [Line Items]
Un-paid VAT and Supplementary Duty amount				£ 174	৳ 24,371
Bangladesh | Tax assessment | BAT Bangladesh | National Board Of Revenue (NBR)
Disclosure Of Commitments And Contingencies [Line Items]
Un-paid VAT and Supplementary Duty amount	£ 147	৳ 20,540
South Korea | Tax assessment | BAT Korea
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount										£ 49	₩ 80.7
South Korea | Tax assessment | BAT Korea | VAT
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount									£ 4